Consolidated Statement of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2025		Oct. 31, 2024
Cash Flows Provided by Operating Activities
Net Income		$ 8,725		$ 7,327
Adjustments to determine net cash flows provided by operating activities:
Securities (gains), other than trading (Note 2)		(287)		(200)
Depreciation of premises and equipment (Note 8)		1,015		970
Depreciation of other assets		13		28
Amortization of intangible assets (Note 10)		1,152		1,112
Write-down of goodwill and intangible assets (Notes 9 and 10)		178		26
Provision for credit losses (Note 3)		3,617		3,761
Deferred taxes (Note 22)		12		153
Share of (profit) in associates and joint ventures		(175)		(207)
Changes in operating assets and liabilities:
Trading securities		(21,315)		(42,700)
Derivative assets		(7,984)		(85)
Derivative liabilities		(1,182)		2,123
Current income taxes		104		257
Accrued interest receivable and payable		(1,403)		785
Insurance-related liabilities		1,666		4,312
Brokers, dealers and clients receivable and payable		(592)		1,529
Other items and accruals, net		3,479		(7,125)
Deposits		(13,233)		66,114
Loans		(82)		(24,636)
Securities sold but not yet purchased		19,582		(8,786)
Securities lent or sold under repurchase agreements		23,166		3,766
Securities borrowed or purchased under resale agreements		(17,682)		5,480
Securitization and structured entities' liabilities		11,466		12,699
Net cash provided by operating activities		10,240		26,703
Cash Flows (Used in) Financing Activities
Net (decrease) in liabilities of subsidiaries		(945)		(12,071)
Proceeds from issuance of subordinated debt (Note 15)		1,250		1,000
Repayment of subordinated debt (Note 15)		(1,250)		(1,000)
Proceeds from issuance of preferred shares, net of issuance costs (Note 16)		1,365		2,368
Redemption of preferred shares (Note 16)		(500)		(1,250)
Net proceeds from issuance of common shares (Note 16)		146		67
Net sale of treasury shares (Note 16)		12		1
Common shares purchased for cancellation (Note 16)		(3,396)
Cash dividends and distributions paid		(5,031)		(3,840)
Cash dividends paid to non-controlling interest		(3)		(3)
Repayment of lease liabilities		(321)		(357)
Net cash (used in) financing activities		(8,673)		(15,085)
Cash Flows (Used in) Investing Activities
Interest bearing deposits with banks		854		515
Purchases of securities, other than trading		(78,686)		(86,980)
Maturities of securities, other than trading		37,244		27,323
Proceeds from sales of securities, other than trading		42,922		36,177
Net purchases of premises and equipment and software (Notes 8 and 10)		(1,729)		(1,564)
Net cash provided by (used in) investing activities		605		(24,529)
Effect of Exchange Rate Changes on Cash and Cash Equivalents		214		75
Net increase (decrease) in cash and cash equivalents		2,386		(12,836)
Cash and cash equivalents at beginning of year		65,098	[1]	77,934
Cash and Cash Equivalents at End of Year	[1]	67,484		65,098
Net cash provided by operating activities includes:
Interest paid in the year	[2]	43,135		45,092
Income taxes paid in the year		2,831		2,450
Interest received in the year		61,067		63,108
Dividends received in the year		$ 2,423		$ 2,481

[1]	We are required to maintain reserves or minimum balances with certain central banks, regulatory bodies and counterparties, totalling $108 million as at October 31, 2025 ($80 million as at October 31, 2024).
[2]	Includes dividends paid on securities sold but not yet purchased.